Employee Future Benefits - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [Line Items]
Assets set aside for plan	$ 0
Canadian plans [Member]
Disclosure of defined benefit plans [Line Items]
Estimate of expected cash payments for employee future benefits for the year ending December 31, 2023	$ 3
Return-seeking assets [Member]
Disclosure of defined benefit plans [Line Items]
Target asset allocation for plan	30.00%	30.00%
Return-seeking assets [Member] | Canada [member]
Disclosure of defined benefit plans [Line Items]
Target asset allocation for plan	20.00%	20.00%
Liability-hedging assets [Member]
Disclosure of defined benefit plans [Line Items]
Target asset allocation for plan	70.00%	70.00%
Liability-hedging assets [Member] | Canada [member]
Disclosure of defined benefit plans [Line Items]
Target asset allocation for plan	80.00%	80.00%
Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Estimate of expected cash payments for employee future benefits for the year ending December 31, 2023	$ 65
Defined contribution pension plans [Member]
Disclosure of defined benefit plans [Line Items]
Estimate of expected cash payments for employee future benefits for the year ending December 31, 2023	89
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Estimate of expected cash payments for employee future benefits for the year ending December 31, 2023	$ 13